UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

_X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 11, 2021

MFRA NQM DEPOSITOR, LLC

Name of Securitizer

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001803775

Bryan Wulfsohn, (212) 207-6400

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor:

____________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

MFRA NQM DEPOSITOR, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions for which it acted as depositor with outstanding securities held by non-affiliates during the reporting period: MFA 2020-NQM1 Trust, Mortgage Pass-Through Certificates, Series 2020-NQM1, MFA 2020-NQM2 Trust, Mortgage Pass-Through Certificates, Series 2020-NQM2, and MFA 2020-NQM3 Trust, Mortgage Pass-Through Certificates, Series 2020-NQM3.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM DEPOSITOR, LLC (Securitizer)

Date: February 11, 2021	By:
	Name:	Bryan Wulfsohn
	Title:	Vice President